Additional disclosures	12 Months Ended
Dec. 31, 2021
Parent Company Financial Statements And Preference Shares And Preferred Securities [Abstract]
Additional Disclosures	4. Additional disclosures
This note includes relevant information about additional disclosure requirements.
54.1 Parent company financial statements
Following are the summarised balance sheets of Banco Santander, S.A. as of December 31, 2021, 2020 and 2019 :

CONDENSED BALANCE SHEETS (Parent company only)	31 December 2021	31 December 2020	31 December 2019
	(Millions of Euros)
Assets
Cash and due from banks	138,388	112,114	85,922
Of which:
To bank subsidiaries	15,459	14,519	13,875
Trading account assets	77,988	81,433	86,583
Investment securities	29,949	29,477	44,020
Of which:
To bank subsidiaries	12,137	13,603	9,504
To non-bank subsidiaries	2,087	3,399	3,450
Net loans and leases	301,342	295,739	276,330
Of which:
To non-bank subsidiaries	31,296	27,555	28,690
Investment in affiliated companies	88,549	84,890	87,330
Of which:
To bank subsidiaries	67,735	60,186	59,364
To non-bank subsidiaries	20,814	24,703	27,966
Premises and equipment, net	6,515	6,680	7,131
Other assets	15,219	19,036	22,600
Total assets	657,950	629,369	609,916

Liabilities
Deposits	394,160	383,135	345,975
Of which:
To bank subsidiaries	18,114	17,045	14,705
To non-bank subsidiaries	18,594	19,949	15,518
Short-term debt	19,181	14,513	20,547
Long-term debt	99,650	83,981	83,906
Total debt	118,831	98,494	104,453
Of which:
To bank subsidiaries	221	617	—
To non-bank subsidiaries	649	661	1,667
Other liabilities	78,386	82,803	89,265
Total liabilities	591,377	564,432	539,693

Stockholders' equity
Capital stock	8,670	8,670	8,309
Retained earnings and other reserves	57,903	56,267	61,914
Total stockholders' equity	66,573	64,937	70,223

Total liabilities and Stockholders’ Equity	657,950	629,369	609,916
In the financial statements of the Parent Company, investments in subsidiaries, jointly controlled entities and associates are recorded at cost.
Following are the condensed statements of income of Banco Santander, S.A. for the years ended December 31, 2021, 2020 and 2019.

	Year ended
CONDENSED STATEMENTS OF INCOME (Parent company only)	31 December 2021	31 December 2020	31 December 2019
	(Millions of Euros)
Interest income	11,893	12,169	13,968
Interest from earning assets	6,821	6,853	8,009
Dividends from affiliated companies	5,072	5,316	5,959
Of which:
From bank subsidiaries	4,075	1,810	3,019
From non-bank subsidiaries	997	3,506	2,940
Interest expense	(2,785)	(3,160)	(4,108)
Interest income / (charges)	9,108	9,009	9,860
Provision for credit losses	(2,287)	(2,558)	(1,246)
Interest income / (charges) after provision for credit losses	6,821	6,451	8,614
Non-interest income	4,092	5,322	4,132
Non-interest expense	(7,049)	(14,020)	(9,168)
Income before income taxes	3,864	(2,247)	3,578
Income tax benefit (expense)	68	(1,310)	(48)
Net income	3,932	(3,557)	3,530
Following are the condensed statements of comprehensive income of Banco Santander, S.A. for the years ended December 31, 2021, 2020 and 2019:

	Year ended
CONDENSED STATEMENTS OF COMPREHENSIVE INCOME (Parent company only)	31 December 2021	31 December 2020	31 December 2019
	(Millions of Euros)
NET INCOME	3,932	(3,557)	3,530
OTHER COMPREHENSIVE INCOME	(662)	(1,221)	119
Items that may be reclassified subsequently to profit or loss	(265)	(363)	421
Hedging instruments (items not designated)	—	—	—
Revaluation gains (losses)	—	—	—
Amounts transferred to income statement	—	—	—
Other reclassifications	—	—	—
Debt instruments at fair value with changes in other comprehensive income	(524)	(316)	723
Revaluation gains (losses)	(243)	244	697
Amounts transferred to income statement	(281)	(560)	(592)
Other reclassifications	—	—	618
Cash flow hedges:	146	(206)	(117)
Revaluation gains/(losses)	153	(239)	(205)
Amounts transferred to income statement	(7)	33	88
Amounts transferred to initial carrying amount of hedged items	—	—	—
Other reclassifications	—	—	—
Hedges of net investments in foreign operations:	—	—	—
Exchange differences	—	—	—
Non-current assets held for sale	—	—	—
Income tax	113	159	(185)
Items that will not be reclassified to profit or loss	(397)	(858)	(302)
Actuarial gains/(losses) on pension plans	29	(77)	(327)
Other recognised income and expense of investments in subsidiaries, joint ventures and associates	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	(347)	(796)	(135)
Gains or losses resulting from the accounting for hedges of equity instruments measured at fair value through other comprehensive income, net	—	—	—
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedged item)	117	4	44
Changes in the fair value of equity instruments measured at fair value through other comprehensive income (hedging instrument)	(117)	(4)	(44)
Changes in the fair value of financial liabilities at fair value through profit or loss attributable to changes in credit risk	(93)	4	2
Income tax relating to items that will not be reclassified	14	11	158
TOTAL COMPREHENSIVE INCOME	3,270	(4,778)	3,649
Following are the condensed cash flow statements of Banco Santander, S.A. for the years ended December 31, 2021, 2020 and 2019.

	Year ended
CONDENSED CASH FLOW STATEMENTS (Parent company only)	31 December 2021	31 December 2020	31 December 2019
	(Millions of Euros)
1. Cash flows from operating activities
Consolidated profit	3,932	(3,557)	3,530
Adjustments to profit	2,052	12,938	2,206
Net increase/decrease in operating assets	(9,622)	7,513	(13,370)
Net increase/decrease in operating liabilities	24,024	21,199	45
Reimbursements/payments of income tax	(352)	(251)	743
Total net cash flows from operating activities (1)	20,034	37,842	(6,846)

2. Cash flows from investing activities
Investments (-)	(2,266)	(8,001)	(7,094)
Divestments (+)	6,349	4,738	1,952
Total net cash flows from investment activities (2)	4,083	(3,263)	(5,142)

3. Cash flows from financing activities
Issuance of own equity instruments	—	—	—
Disposal of own equity instruments	605	615	829
Acquisition of own equity instruments	(1,446)	(615)	(829)
Issuance of debt securities	4,440	3,722	1,056
Redemption of debt securities	(2,248)	(2,348)	(4,578)
Dividends paid	(1,313)	—	(3,773)
Issuance/Redemption of equity instruments	—	—	—
Other collections/payments related to financing activities	(315)	(287)	(382)
Total net cash flows from financing activities (3)	(277)	1,087	(7,677)

4. Effect of exchange rate changes on cash and cash equivalents (4)	336	(576)	205

5. Net increase/decrease in cash and cash equivalents (1+2+3+4)	24,175	35,090	(19,460)
Cash and cash equivalents at beginning of period	67,561	32,471	51,931
Cash and cash equivalents at end of period	91,736	67,561	32,471
54.2 Preference Shares and Preferred Securities
The following table shows the balance of the preference shares and preferred securities as of 31 December 2021, 2020 and 2019:

	2021	2020	2019
	(Millions of Euros)
Preference shares	209	196	321
Preferred securities	8,601	7,425	7,709
Total	8,810	7,621	8,030
Both Preference Shares and Preferred Securities are recorded under the “Financial liabilities at amortized cost - Subordinated Liabilities” caption in the consolidated balance sheet as of December 31, 2021, 2020 and 2019.
Preference Shares include the financial instruments issued by the consolidated companies which, although equity for legal purposes, do not meet the requirements for classification as equity in the financial statements. These shares do not carry any voting rights and are non-cumulative.
Preference shares include non-cumulative preferred non-voting shares issued by Santander UK plc.
Preferred securities include non-cumulative preferred non-voting securities issued by Banco Santander, S.A.
For the purposes of payment priority, preferred securities are junior to all general creditors and to subordinated deposits. The payment of dividends on these securities, which have no voting rights, is conditional upon the obtainment of sufficient distributable profit and upon the limits imposed by Spanish banking regulations on equity.
Preference shares and preferred securities are perpetual securities and there is no obligation that requires the Group to redeem them. All securities have been fully subscribed by third parties outside the Group. In the consolidated balance sheets, these securities are shown net of any temporary transactions relating to liquidity guarantees.
Santander Finance Preferred, S.A. (Unipersonal)- issuer of registered securities guaranteed by Banco Santander, S.A. until November 2017, merged in that date with Banco Santander, S.A.
For further information, see note 23.c.

	Outstanding at 31 December 2021
Preference Shares Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate	Redemption Option (A)

Santander UK plc, October 1995	Pounds Sterling	80.3	10.375%	No option
Santander UK plc, February 1996	Pounds Sterling	80.3	10.375%	No option

	Outstanding at 31 December 2021
Preferred Securities Issuer/Date of issue	Currency	Amount in currency (million)	Interest rate		Maturity date

Banco Santander, S.A., April 2017	Euro	750.0	6.750%	(B)	Perpetuity
Banco Santander, S.A., September 2017	Euro	1,000.0	5.250%	(C)	Perpetuity
Banco Santander, S.A., March 2018	Euro	1,500.0	4.750%	(D)	Perpetuity
Banco Santander, S.A., February 2019	US Dollar	1,200.0	7.500%	(E)	Perpetuity
Banco Santander, S.A., January 2020	Euro	1,500.0	4.375%	(F)	Perpetuity
Banco Santander, S.A., May 2021	US Dollar	1,000.0	4.750%	(G)	Perpetuity
Banco Santander, S.A., May 2021	Euro	750.0	4.125%	(H)	Perpetuity
Banco Santander, S.A., September 2021	Euro	1,000.0	3.625%	(I)	Perpetuity
Santander Finance Preferred, S.A. (Unipersonal), September 2004	Euro	144.0	€CMS 10 + 0.05% subject to a maximum distribution of 8% per annum		Perpetuity

A.From these dates the issuer can redeem the shares, subject to prior authorization by the national supervisor.
B.Payment is subject to certain conditions and to the discretion of the Bank. The 6.75% interest rate is set for the first five years. After that, it will be reviewed by applying a margin of 680.3 basis points on the 5-year Mid-Swap Rate.
C. Payment is subject to certain conditions and to the discretion of the Bank. The 5.25% interest rate is set for the first six years. After that, it will be reviewed by applying a margin of 499.9 basis points on the 5-year Mid-Swap Rate.
D.Payment is subject to certain conditions and to the discretion of the Bank. The 4.75% interest rate is set for the first seven years. After that, it will be reviewed by applying a margin of 409.7 basis points on the Mid-Swap Rate.
E.Payment is subject to certain conditions and to the discretion of the Bank. The 7.50% interest rate is set for the first five years. After that, it will be reviewed every 5 years by applying a margin of 498.9 basis point on the Mid-Swap Rate.
F. Payment is subject to certain conditions and to the discretion of the Bank. The 4.375% interest rate is set for the first six years. After that, it will be reviewed every 5 years by applying a margin of 453.4 basis point on the 5-year Mid-Swap Rate.
G.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.750% interest rate is set for the first six years, revised every 5 years thereafter by applying a margin of 375.3 basis points over the 5-year UST rate.
H.Payment is subject to certain conditions and to the discretion of Banco Santander. The 4.125% interest rate is set for the first seven years, revised every 5 years thereafter by applying a margin of 431.1 basis points over the applicable 5-year Euro mid-swap.
I.Payment is subject to certain conditions and to the discretion of Banco Santander. The 3.625% interest rate is set for the first eight years, revised every 5 years thereafter by applying a margin of 376 basis points over the 5-year Mid-Swap Rate.